Summary of Goodwill by Segment (Details) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jul. 31, 2023	Oct. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 17,656	$ 16,232
Additions	744
Foreign currency translation adjustments and other	(596)	1,424
Ending balance	17,804	17,656
Canadian Personal And Commercial Banking [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	902	900
Foreign currency translation adjustments and other		2
Ending balance	902	902
U.S. Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	14,463	13,134
Foreign currency translation adjustments and other	(477)	1,329
Ending balance	13,986	14,463
Wealth Management And Insurance [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,004	1,924
Foreign currency translation adjustments and other	(29)	80
Ending balance	1,975	2,004
Wholesale Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	287	274
Additions	744
Foreign currency translation adjustments and other	(90)	13
Ending balance	$ 941	$ 287